Financial Risk Management - Summary of Gross Carrying Amounts of Each Financial Asset Except for Accounts Receivable Trade and Derivative Financial Asset (Detail) ₩ in Millions	Dec. 31, 2020 KRW (₩)
Financial assets at fair value through profit or loss [member]
Disclosure of credit risk exposure [line items]
Gross amount	₩ 520,249
Carrying amount	520,249
Financial assets at FVOCI [member]
Disclosure of credit risk exposure [line items]
Gross amount	1,080
Carrying amount	1,080
Financial assets at amortised cost [member] | 12-month expected credit losses [member]
Disclosure of credit risk exposure [line items]
Gross amount	2,517,685
Loss allowance	(3,751)
Carrying amount	2,513,934
Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of credit risk exposure [line items]
Gross amount	105,878
Loss allowance	(7,995)
Carrying amount	97,883
Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of credit risk exposure [line items]
Gross amount	125,674
Loss allowance	(88,819)
Carrying amount	₩ 36,855